Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item segment	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Schedule Of Significant Accounting Policies [Line Items]
Number of reporting units | item	3
Goodwill	$ 1,388,931	$ 1,388,931
Impairment of goodwill	0
Impairment of tradenames	$ 0
Number of cruise ships | item	27
Property and equipment, net	$ 13,135,337	12,119,253
Allowance for doubtful accounts receivable	10,600	9,600
Advertising costs included in prepaid expenses and other assets	5,900	800
Expenses related to advertising costs	$ 400,600	327,300	$ 289,100
Reduction in estimated residual values, percentage	15.00%
Foreign currency transaction (gains) loss	$ 7,000	$ 19,800	$ 14,200
Number of reportable segments | segment	1
Oceania Cruises
Schedule Of Significant Accounting Policies [Line Items]
Goodwill	$ 523,000
Regent
Schedule Of Significant Accounting Policies [Line Items]
Goodwill	462,100
Norwegian
Schedule Of Significant Accounting Policies [Line Items]
Goodwill	$ 403,800
Bahamas registry | Newbuild ships
Schedule Of Significant Accounting Policies [Line Items]
Number of cruise ships | item	19	18
Property and equipment, net	$ 10,200,000	$ 9,100,000
Marshall Island registry | Newbuild ships
Schedule Of Significant Accounting Policies [Line Items]
Number of cruise ships | item	7	7
Property and equipment, net	$ 1,900,000	$ 1,900,000
United States | Newbuild ships
Schedule Of Significant Accounting Policies [Line Items]
Number of cruise ships | item	1	1
Property and equipment, net	$ 300,000	$ 300,000
Revenue
Schedule Of Significant Accounting Policies [Line Items]
Concentration risk, benchmark	No other individual country’s revenues exceeded 10% in any of our last three years.	No other individual country’s revenues exceeded 10% in any of our last three years.	No other individual country’s revenues exceeded 10% in any of our last three years.
Revenue | United States | Passenger ticket
Schedule Of Significant Accounting Policies [Line Items]
Percentage of revenue attributable to U.S.- sourced passengers	81.00%	77.00%	77.00%